INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization expense from intangible assets	$ 1,332,507	$ 1,337,336
Amortization of intangible assets allocated to inventory	9,071	9,065
Cost of licenses disposed	156,750
Accumulated amortization of licenses disposed	85,294
Goodwill	$ 28,541,323	$ 28,541,323